Accumulated Other Comprehensive Loss Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Combined Federal And State Income Tax Rate	37.00%	37.00%
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	$ (3,832)	$ (4,159)
Other comprehensive income before reclassifications	(964)	1,671
Amounts reclassified from other comprehensive loss	(2,216)	(1,344)
Other Comprehensive Income (Loss), Net of Tax	(3,180)	327	$ 831
Ending balance	(7,012)	(3,832)	(4,159)
Defined Benefit Pension Plans
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	(4,759)	(5,349)
Other comprehensive income before reclassifications	99	590
Amounts reclassified from other comprehensive loss	0	0
Other Comprehensive Income (Loss), Net of Tax	99	590
Ending balance	(4,660)	(4,759)	(5,349)
Unrealized Gains (Losses) on Securities Available-for-Sale
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	927	1,190
Other comprehensive income before reclassifications	(1,063)	1,081
Amounts reclassified from other comprehensive loss	(2,216)	(1,344)
Other Comprehensive Income (Loss), Net of Tax	(3,279)	(263)
Ending balance	$ (2,352)	$ 927	$ 1,190